Fidelity (logo) Investments®|||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||	Fidelity Management & Research Company 82 Devonshire Street Boston MA 02109-3614 617 563 7000
||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||	October 1, 2012

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

Re:	Fidelity Income Trust (the trust):

Fidelity Income Replacement 2016 Fund
Fidelity Income Replacement 2018 Fund
Fidelity Income Replacement 2020 Fund
Fidelity Income Replacement 2022 Fund
Fidelity Income Replacement 2024 Fund
Fidelity Income Replacement 2026 Fund
Fidelity Income Replacement 2028 Fund
Fidelity Income Replacement 2030 Fund
Fidelity Income Replacement 2032 Fund
Fidelity Income Replacement 2034 Fund
Fidelity Income Replacement 2036 Fund
Fidelity Income Replacement 2038 Fund
Fidelity Income Replacement 2040 Fund
Fidelity Income Replacement 2042 Fund (the funds)

File Nos. (002-92661) and (811-04085)

__________________________________________________________________________

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectuses and Statements of Additional Information with respect to the above referenced funds do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||	Very truly yours,

/s/ Scott C. Goebel
Scott C. Goebel
Secretary of the Trust